UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 135.6%
Corporate — 12.9%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,000	$1,005,090
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,074,650
5.50%, 1/01/21	250	266,720
5.50%, 1/01/24	1,000	1,063,800
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,020,390
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	500	501,930
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	525,705
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,082,050
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	500	500,485
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,143,610

		8,184,430

County/City/Special District/School District — 30.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,048,580

Municipal Bonds	Par (000)	Value

New York (continued)
County/City/Special District/School District (concluded)
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	$2,000	$2,380,340
Series E, 5.25%, 8/01/22	2,000	2,414,680
Series E, 5.00%, 8/01/30	1,250	1,396,237
Series H, 5.00%, 8/01/25	1,000	1,166,740
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	770,714
Sub-Series B-1, 5.25%, 9/01/22	750	872,962
Sub-Series F-1, 5.00%, 3/01/29	250	280,908
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,781,895
Sub-Series I-1, 5.13%, 4/01/25	750	867,638
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	126,043
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,505,475
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	818,438
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,119,240
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,110,470
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,082,120
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	500	528,605

		19,271,085

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Education — 20.1%
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 3.88%, 4/15/23	$505	$453,177
South Bronx Charter School For International Cultures and The Arts Project, 5.00%, 4/01/33	750	748,148
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,146,470
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 5.00%, 7/01/33	650	727,506
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,103,630
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,032,383
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	973,658
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	138,743
Fordham University, Series A, 5.25%, 7/01/25	500	580,295
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,105,990
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	285,208
New York State Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	421,740
Fordham University, 5.00%, 7/01/30	300	335,217
Pace University, Series A, 5.00%, 5/01/27	1,000	1,044,960
The Culinary Institute of America, 5.00%, 7/01/28	500	533,805

Municipal Bonds	Par (000)	Value

New York (continued)
Education (concluded)
Saratoga County, Refunding RB, Series B, 5.00%, 7/01/31 (b)	$500	$559,145
State of New York Dormitory Authority, Refunding RB, Series A:
State University Dormitory Facilities, 5.25%, 7/01/30	1,050	1,194,784
Teachers College, 5.00%, 7/01/31	375	411,300

		12,796,159

Health — 20.1%
City of New York New York Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,406,991
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	247,555
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,118,060
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	325	325,670
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	150	150,411
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	855,936
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	998,115
Remarketing, Series A, 5.00%, 11/01/30	650	683,599
Series B, 6.00%, 11/01/30	240	270,612
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	517,415

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Health (concluded)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	$500	$513,485
4.00%, 1/01/23	480	481,771
5.00%, 1/01/28	875	919,529
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	505,971
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,119,620
New York University Hospitals Center, Series B, 5.25%, 7/01/24	380	405,532
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	265,448
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	718,354
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	533,420
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	790,837

		12,828,331

Housing — 2.9%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	563,505
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	794,921
State of New York Mortgage Agency, Refunding RB, 143rd Series, AMT, 4.85%, 10/01/27	500	509,410

		1,867,836

Municipal Bonds	Par (000)	Value

New York (continued)
State — 10.0%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	$575	$663,981
New York State Dormitory Authority, RB:
Haverstraw King's Daughters Public Library, 5.00%, 7/01/26	1,015	1,134,983
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	664,980
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,154,050
New York State Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	447,360
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,709,400
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	279,600
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	305	310,146

		6,364,500

Transportation — 27.3%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,111,790
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,116,424
Series A1, 5.25%, 11/15/33	500	559,260
Series B, 5.25%, 11/15/33	1,000	1,123,650
Series B (NPFGC), 5.25%, 11/15/19	860	1,014,335
Series H, 5.00%, 11/15/30	500	550,685
Sub-Series B-1, 5.00%, 11/15/24	460	541,365
Sub-Series B-4, 5.00%, 11/15/24	300	351,261
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,109,550
Port Authority of New York & New Jersey, RB, AMT, 5.00%, 10/15/21	2,000	2,349,960

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	$500	$551,170
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,093,100
Consolidated, 138th, 4.75%, 12/01/30	205	208,393
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,097,390
State of New York Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/37	1,000	1,078,450
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/22	525	621,017
5.00%, 11/15/24	2,000	2,371,480
5.00%, 1/01/27	500	572,460

		17,421,740

Utilities — 12.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/32	500	557,100
Series EE, 5.00%, 6/15/34	3,000	3,311,280
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.50%, 4/01/24	500	560,640
General, Series D (NPFGC), 5.00%, 9/01/25	2,000	2,153,740
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,139,130

		7,721,890

Total Municipal Bonds in New York		86,455,971

Municipal Bonds	Par (000)	Value

Puerto Rico — 2.5%
Housing — 2.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$1,570	$1,573,109

Total Municipal Bonds — 138.1%		88,029,080

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

New York — 16.5%

County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Go, Refunding, Series E, 5.00%, 8/01/27	599	688,798
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,101,994
Sub-Series G-1, 5.00%, 4/01/29	750	838,200

		2,628,992

State — 2.7%
New York State Urban Development Corp., RB, Series A-1, 5.00%, 3/15/32	1,499	1,676,399

Transportation — 4.4%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	749	873,639
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	837,938
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,083,249

		2,794,826

Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,738,261

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	4

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value

New York (concluded)

Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (concluded):
Series A, 4.75%, 6/15/30	$1,500	$1,643,670

		3,381,931

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 16.5%		10,482,148

Total Long-Term Investments (Cost — $93,661,974) — 154.6%		98,511,228

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00%, 12/31/49 (d)(e)	980,473	980,473

Total Short-Term Securities (Cost — $980,473) — 1.5%		980,473

Total Investments (Cost — $94,642,447*) — 156.1%		99,491,701
Liabilities in Excess of Other Assets — (0.7)%		(377,031)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.0%)		(5,760,371)
VRDP Shares, at Liquidation Value — (46.4%)		(29,600,000)

Net Assets Applicable to Common Shares — 100.0%		$63,754,299

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$89,200,881

Gross unrealized appreciation	$5,222,482
Gross unrealized depreciation	(690,833)

Net unrealized appreciation	$4,531,649

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$559,145	$435

(c)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

BIF New York Municipal Money Fund	802,542	177,931	980,473	—

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(73)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$9,082,797	$(14,434)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$98,511,228	—	$98,511,228
Short-Term Securities	980,473	—	—	980,473
Total	$980,473	$98,511,228	—	$99,491,701

[1]	See above Schedule of Investments for values in each sector.

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	6

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(14,434)	—	—	$(14,434)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$96,000	—	—	$96,000
Liabilities:
TOB trust certificates	—	$(5,759,171)	—	(5,759,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	$96,000	$(35,359,171)	—	$(35,263,171)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock Muni New York Intermediate Duration Fund, Inc.	April 30, 2014	7

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 23, 2014